PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.1%
Asset-Backed Securities 13.8%
Cayman Islands 10.0%
Bain Capital Credit CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.262%)	6.537%(c)	04/23/31	220	$220,546
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)	6.739(c)	10/21/34	500	499,513

Balboa Bay Loan Funding Ltd., Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.699(c)	01/20/32	998	997,537
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.701(c)	05/17/31	240	240,379
Broad River BSL Funding CLO Ltd., Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.749(c)	07/20/34	750	751,359
Carlyle CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.609(c)	04/30/31	227	227,466
Carlyle Global Market Strategies CLO Ltd., Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.548(c)	04/17/31	210	210,440
CIFC Funding Ltd., Series 2014-02RA, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.630(c)	04/24/30	339	338,982
Clover CLO Ltd., Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)	6.686(c)	10/25/33	500	500,943
Greenwood Park CLO Ltd., Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	6.586(c)	04/15/31	203	202,856
Greywolf CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.614(c)	04/26/31	673	673,825
Jamestown CLO Ltd., Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.779(c)	10/20/34	250	251,314
Madison Park Funding Ltd., Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.604(c)	10/15/32	750	749,241
MidOcean Credit CLO, Series 2018-08A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 0.000%)	7.279(c)	02/20/31	250	248,928

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)

Oaktree CLO Ltd., Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.689%(c)	04/22/30		900	$900,630
OZLM Ltd., Series 2014-06A, Class A2AS, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 0.000%)	7.328(c)	04/17/31		250	249,996
Palmer Square CLO Ltd., Series 2015-01A, Class A1A4, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)	6.759(c)	05/21/34		750	751,818
TCW CLO Ltd.,
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.761(c)	10/29/34		250	249,627
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.739(c)	04/20/34		750	749,784

Telos CLO Ltd., Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.818(c)	01/17/30		120	119,962
Trimaran Cavu Ltd., Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.787(c)	04/23/32		500	500,414
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.556(c)	04/25/31		201	200,927
Wellfleet CLO Ltd., Series 2018-03A, Class A1A, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.829(c)	01/20/32		750	750,754
Wind River CLO Ltd., Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.786(c)	10/15/34		250	249,220
					10,836,461
Ireland 1.5%
Ares European CLO DAC, Series 11A, Class B2R, 144A	1.950	04/15/32	EUR	500	488,051
Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500	11/15/31	EUR	209	218,808

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Ireland (cont’d.)
Carlyle Euro CLO DAC, Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.932%(c)	10/15/35	EUR	300	$320,749
Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.752(c)	11/15/31	EUR	499	531,848
					1,559,456
Spain 0.0%
TFS,
Series 2018-03, Class A1	0.000(cc)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%	7.130(c)	03/15/26^	EUR	47	43,064
					43,065
United States 2.3%
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-05A, Class C, 144A	6.240	04/20/27		100	100,378
Series 2023-02A, Class C, 144A	6.180	10/20/27		100	100,449

Chase Auto Owner Trust, Series 2022-AA, Class D, 144A	5.400	06/25/30		200	194,938
Enterprise Fleet Financing LLC, Series 2023-02, Class A2, 144A	5.560	04/22/30		200	200,637
Exeter Automobile Receivables Trust, Series 2021-03A, Class D	1.550	06/15/27		100	94,072
Ford Credit Auto Owner Trust, Series 2023-02, Class D, 144A	6.600	02/15/36		100	101,299
Ford Credit Floorplan Master Owner Trust, Series 2023-01, Class A1, 144A	4.920	05/15/28		200	200,633
JPMorgan Mortgage Trust, Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.045(c)	03/25/54		22	22,066
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		52	50,967
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		100	98,360
Series 2019-01A, Class D, 144A	4.680	04/14/31		100	97,146
Series 2023-01A, Class D, 144A	7.070	02/14/33		200	202,587
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38		300	303,941
Series 2023-02A, Class C, 144A	6.740	09/15/36		100	102,426

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)
OneMain Financial Issuance Trust, (cont’d.)
Series 2023-02A, Class D, 144A	7.520%	09/15/36		100	$103,684

Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29		13	13,318
Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32		100	95,742
Santander Drive Auto Receivables Trust,
Series 2022-05, Class C	4.740	10/16/28		200	198,300
Series 2022-06, Class C	4.960	11/15/28		100	99,181

Towd Point Mortgage Trust, Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64		100	99,984
					2,480,108

Total Asset-Backed Securities (cost $15,122,417)					14,919,090
Commercial Mortgage-Backed Securities 7.8%
Canada 0.0%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	17	12,012
Ireland 0.1%
Last Mile Logistics Pan Euro Finance DAC, Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	5.894(c)	08/17/33	EUR	98	101,314
United Kingdom 0.5%
Deco DAC, Series 2019-RAM, Class B, SONIA + 3.607% (Cap N/A, Floor 3.607%)	8.828(c)	08/07/30	GBP	167	202,394
Taurus DAC,
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)	6.722(c)	08/17/31	GBP	93	117,085
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	6.972(c)	08/17/31	GBP	93	116,620
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	7.322(c)	08/17/31	GBP	93	115,963
					552,062

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States 7.2%
BANK,
Series 2018-BN10, Class A4	3.428%	02/15/61	243	$231,942
Series 2020-BN26, Class A3	2.155	03/15/63	200	171,787

Barclays Commercial Mortgage Securities Trust, Series 2018-CHRS, Class C, 144A	4.409(cc)	08/05/38	380	311,340
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51	200	192,361
Series 2020-B17, Class A4	2.042	03/15/53	75	62,489
Series 2020-B20, Class A3	1.945	10/15/53	100	86,008
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.000%)	7.448(c)	10/15/36	85	84,469
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.300%)	7.748(c)	10/15/36	85	84,150
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)	8.098(c)	10/15/36	517	502,312
Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	8.373(c)	01/17/39	300	287,216

BX Trust, Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.033(c)	01/15/39	350	341,250
Citigroup Commercial Mortgage Trust, Series 2018-B02, Class A3	3.744	03/10/51	150	143,553
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)	8.219(c)	11/15/37	98	98,053
Commercial Mortgage Trust,
Series 2014-CR17, Class A5	3.977	05/10/47	1,000	993,629
Series 2014-UBS04, Class A5	3.694	08/10/47	1,000	984,035

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month SOFR + 2.197% (Cap N/A, Floor 2.150%)	7.531(c)	05/15/36	200	198,748
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.760(cc)	11/25/25	4,193	37,981
Series K111, Class X1, IO	1.680(cc)	05/25/30	318	24,414
Series K113, Class X1, IO	1.482(cc)	06/25/30	914	63,283
Series KG03, Class X1, IO	1.478(cc)	06/25/30	1,045	70,521
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5	3.629	11/10/47	1,000	981,562
Series 2018-GS09, Class A3	3.727	03/10/51	125	117,886

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)

ONE Mortgage Trust, Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.947%(c)	03/15/36		100	$92,500
UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720	02/15/51		200	190,518
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		213	201,645
Series 2021-C59, Class A3	1.958	04/15/54		600	528,111
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	7.848(c)	05/15/31		100	96,984
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.948(c)	05/15/31		600	539,335
					7,718,082

Total Commercial Mortgage-Backed Securities (cost $8,734,393)					8,383,470
Corporate Bonds 36.5%
Belgium 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.900	02/01/46		140	135,727
Brazil 0.6%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	200	237,262
Gtd. Notes	6.625	01/16/34	GBP	300	360,150
					597,412
Bulgaria 0.3%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	300	282,164
Canada 1.0%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		20	20,164
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		25	25,438
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		70	69,810

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)

Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes, 144A	4.875%	02/15/30		35	$31,063
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		15	12,461
Sr. Unsec’d. Notes	3.750	02/15/52		10	7,237

Fairfax Financial Holdings Ltd., Sr. Unsec’d. Notes	5.625	08/16/32		300	298,947
Hydro-Quebec, Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30		150	187,105
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A	4.625	03/01/30		125	113,438
Ontario Teachers’ Cadillac Fairview Properties Trust, Sr. Unsec’d. Notes, 144A	3.875	03/20/27		300	283,595
Teck Resources Ltd., Sr. Unsec’d. Notes	5.400	02/01/43		60	56,842
					1,106,100
China 1.7%
Agricultural Development Bank of China, Sr. Unsec’d. Notes	3.800	10/27/30	CNH	6,000	881,544
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		46	45,019
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	5,000	772,801
Unsec’d. Notes	4.200	01/19/27	CNH	1,000	144,740
					1,844,104
Denmark 0.1%
Danske Bank A/S, Sub. Notes, EMTN	2.500(ff)	06/21/29	EUR	150	160,727
France 2.2%
Banque Federative du Credit Mutuel SA, Sr. Preferred Notes, 144A	1.604	10/04/26		200	183,243
BNP Paribas SA,
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29		200	174,589
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32		400	338,648

BPCE SA, Sr. Non-Preferred Notes, 144A	2.045(ff)	10/19/27		250	227,926

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)

Credit Agricole Assurances SA, Sub. Notes	4.250%(ff)	01/13/25(oo)	EUR	100	$107,346
La Poste SA, Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	200	186,741
Regie Autonome des Transports Parisiens EPIC, Sr. Unsec’d. Notes, EMTN	0.400	12/19/36	EUR	50	44,876
SNCF Reseau, Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	76,228
Societe Generale SA,
Gtd. Notes, 144A	2.797(ff)	01/19/28		200	185,000
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26		200	185,014
Sr. Non-Preferred Notes, 144A, MTN	2.625	01/22/25		255	248,056
Sr. Preferred Notes, EMTN	0.250	07/08/27	EUR	400	390,245
					2,347,912
Germany 1.1%
Allianz SE, Jr. Sub. Notes	3.375(ff)	09/18/24(oo)	EUR	100	107,078
Deutsche Bahn Finance GMBH, Gtd. Notes, MTN	3.800	09/27/27	AUD	100	63,678
Deutsche Bank AG,
Sr. Non-Preferred Notes	1.447(ff)	04/01/25		210	208,268
Sr. Non-Preferred Notes	2.552(ff)	01/07/28		150	137,717
Sr. Preferred Notes	0.898	05/28/24		265	260,990
Sub. Notes, EMTN	3.662(ff)	04/10/25	CNH	1,000	137,766

TK Elevator Midco GmbH, Sr. Sec’d. Notes	4.375	07/15/27	EUR	153	160,031
Volkswagen International Finance NV, Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	100	106,730
					1,182,258
Hong Kong 0.3%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	200	195,363
Sun Hung Kai Properties Capital Market Ltd., Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	137,898
					333,261

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Hungary 0.1%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	0.375%	06/09/26	EUR	100	$98,209
India 0.5%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	300	309,701
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	200	190,318
					500,019
Indonesia 0.2%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	100	106,113
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	88,752
					194,865
Israel 0.2%
Israel Electric Corp. Ltd., Sec’d. Notes, 144A, GMTN	3.750	02/22/32		200	167,250
Italy 0.3%
Cassa Depositi e Prestiti SpA, Sr. Unsec’d. Notes, 144A	5.750	05/05/26		200	199,733
Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	100	107,992
					307,725
Jamaica 0.2%
Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1A14, 144A	0.000(s)	12/31/30^		4	4,088
Sr. Sec’d. Notes, Series 1B14, 144A	0.000(s)	12/31/30^		11	—
Sr. Sec’d. Notes, Series 3A14, 144A	0.000(s)	12/31/30^		—(r)	249
Sr. Sec’d. Notes, Series 3B14, 144A	0.000(s)	12/31/30^		5	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Jamaica (cont’d.)

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC, Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500%	9.000%	05/25/27		204	$192,677
Digicel MidCo Ltd./DIFL US II LLC, Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28		6	3,641
					200,655
Japan 0.3%
Mitsubishi UFJ Financial Group, Inc., Sr. Unsec’d. Notes	1.538(ff)	07/20/27		210	192,813
Nomura Holdings, Inc., Sr. Unsec’d. Notes	2.999	01/22/32		200	167,842
					360,655
Luxembourg 0.3%
Blackstone Property Partners Europe Holdings Sarl, Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	400	371,112
Malta 0.2%
Freeport Terminal Malta PLC, Gov’t. Gtd. Notes, 144A	7.250	05/15/28		200	216,941
Mexico 1.0%
Comision Federal de Electricidad, Sr. Unsec’d. Notes	5.000	09/29/36		141	118,608
Mexico City Airport Trust, Sr. Sec’d. Notes, 144A	3.875	04/30/28		200	185,456
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	205,333
Gtd. Notes, EMTN	2.750	04/21/27	EUR	200	184,259
Gtd. Notes, EMTN	4.875	02/21/28	EUR	400	382,028
					1,075,684
Netherlands 0.5%
ABN AMRO Bank NV, Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26		300	304,598

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Netherlands (cont’d.)
Cooperatieve Rabobank UA, Sr. Preferred Notes, GMTN	3.500%	12/14/26	AUD	90	$56,756
JDE Peet’s NV, Gtd. Notes, 144A	1.375	01/15/27		150	135,254
					496,608
Norway 0.1%
Aker BP ASA, Sr. Unsec’d. Notes, 144A	5.600	06/13/28		155	157,674
Peru 0.0%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.962(n)	06/02/25		22	20,470
Philippines 0.4%
Bangko Sentral ng Pilipinas International Bond, Sr. Unsec’d. Notes, Series A	8.600	06/15/27		276	306,509
Power Sector Assets & Liabilities Management Corp., Gov’t. Gtd. Notes	7.390	12/02/24		123	124,614
					431,123
Poland 0.3%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33		200	200,480
Gov’t. Gtd. Notes, EMTN	3.000	05/30/29	EUR	100	104,558
					305,038
Portugal 0.1%
CP - Comboios de Portugal EPE, Sr. Unsec’d. Notes	5.700	03/05/30	EUR	100	119,894
Russia 0.3%
Gazprom PJSC Via Gaz Capital SA, Sr. Unsec’d. Notes	4.250	04/06/24	GBP	300	326,963
Saudi Arabia 0.3%
Gaci First Investment Co., Gtd. Notes	4.750	02/14/30		300	294,375

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Singapore 0.1%
Singapore Telecommunications Ltd., Sr. Unsec’d. Notes, 144A	7.375%	12/01/31		67	$78,130
Slovenia 0.2%
United Group BV,
Sr. Sec’d. Notes	3.625	02/15/28	EUR	150	147,621
Sr. Sec’d. Notes, 144A	6.750	02/15/31	EUR	100	107,719
					255,340
South Africa 0.5%
Eskom Holdings SOC Ltd., Gov’t. Gtd. Notes, MTN	6.350	08/10/28		600	582,750
South Korea 0.1%
Korea Development Bank (The), Sr. Unsec’d. Notes, EMTN	3.375	05/23/28	EUR	100	107,692
Spain 0.9%
Banco Santander SA,
Sr. Non-Preferred Notes	1.722(ff)	09/14/27		200	181,409
Sr. Non-Preferred Notes	5.147	08/18/25		200	199,080

Cellnex Finance Co. SA, Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	277,718
Cellnex Telecom SA, Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	100	95,482
Iberdrola International BV, Gtd. Notes, Series NC6	1.450(ff)	11/09/26(oo)	EUR	200	198,505
					952,194
Supranational Bank 0.4%
Corp. Andina de Fomento, Sr. Unsec’d. Notes	4.500	03/07/28	EUR	200	223,894
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN	4.250	02/07/28	IDR	300,000	17,897
European Investment Bank, Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	50	42,566
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 1.820%, Floor 0.000%)	1.820(c)	08/11/26		100	93,102
					377,459

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Switzerland 1.2%
Credit Suisse AG,
Sr. Unsec’d. Notes	5.000%	07/09/27		450	$451,153
Sr. Unsec’d. Notes	7.500	02/15/28		250	273,150
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27		200	184,217
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		200	181,547
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		250	245,391
					1,335,458
United Arab Emirates 1.1%
DP World Ltd.,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	200	206,684
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	118,493

Emirates NBD Bank PJSC, Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	400	259,121
Emirates Telecommunications Group Co. PJSC, Sr. Unsec’d. Notes, EMTN	0.375	05/17/28	EUR	100	94,935
First Abu Dhabi Bank PJSC, Sr. Unsec’d. Notes, EMTN	0.875	12/09/25	GBP	200	232,775
MDGH GMTN RSC Ltd.,
Gtd. Notes, EMTN	6.875	03/14/26	GBP	100	130,215
Gtd. Notes, GMTN	0.375	03/10/27	EUR	200	195,066
					1,237,289
United Kingdom 3.0%
Barclays Bank PLC, Sr. Unsec’d. Notes, EMTN	0.500	01/28/33	MXN	10,000	236,013
Barclays PLC,
Sr. Unsec’d. Notes	3.932(ff)	05/07/25		200	198,936
Sr. Unsec’d. Notes	5.501(ff)	08/09/28		240	240,000

BAT Capital Corp., Gtd. Notes	2.259	03/25/28		80	71,695
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	200	239,915
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	100	115,551
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)		150	146,700
DS Smith PLC, Sr. Unsec’d. Notes, EMTN	0.875	09/12/26	EUR	100	100,795

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)

eG Global Finance PLC, Sr. Sec’d. Notes, 144A	12.000%	11/30/28		200	$210,810
HSBC Holdings PLC,
Sr. Unsec’d. Notes	1.589(ff)	05/24/27		200	183,829
Sr. Unsec’d. Notes	2.013(ff)	09/22/28		200	178,075
Sr. Unsec’d. Notes	2.804(ff)	05/24/32		200	167,200

Lloyds Bank PLC, Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		200	126,988
Santander UK Group Holdings PLC, Sr. Unsec’d. Notes	1.673(ff)	06/14/27		350	319,847
Sherwood Financing PLC, Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	175	202,846
TalkTalk Telecom Group Ltd., Gtd. Notes	3.875	02/20/25	GBP	200	209,528
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	4.250	01/15/30	GBP	300	333,320
					3,282,048
United States 16.3%
AbbVie, Inc., Sr. Unsec’d. Notes	4.050	11/21/39		50	45,255
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	03/15/29		25	22,610
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		175	172,586
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29		75	73,696
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27		25	24,926
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	102,876
American Medical Systems Europe BV, Gtd. Notes	1.625	03/08/31	EUR	100	96,626
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875	08/20/26		75	72,514
Amgen, Inc., Sr. Unsec’d. Notes	5.250	03/02/30		125	128,168
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		50	47,660

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	7.875%	05/15/26		150	$153,551
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		25	25,015
Gtd. Notes, 144A	9.000	11/01/27		25	31,742
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		25	22,752
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		25	22,622
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55		40	28,409
Sr. Unsec’d. Notes	3.650	09/15/59		69	48,587
Sr. Unsec’d. Notes	3.950	04/30/31	EUR	200	222,689
Sr. Unsec’d. Notes	4.100	01/19/26	AUD	100	64,764

B&G Foods, Inc., Gtd. Notes	5.250	04/01/25		18	17,667
Ball Corp., Gtd. Notes	6.000	06/15/29		50	50,456
Bank of America Corp.,
Sr. Unsec’d. Notes	1.734(ff)	07/22/27		270	248,867
Sr. Unsec’d. Notes	2.572(ff)	10/20/32		88	73,246
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		195	165,563
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		300	265,687
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		85	77,316

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		85	47,084
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		5	2,150
Gtd. Notes, 144A	5.250	01/30/30		25	10,074
Gtd. Notes, 144A	6.250	02/15/29		10	4,200
Beazer Homes USA, Inc.,
Gtd. Notes	6.750	03/15/25		50	49,988
Gtd. Notes	7.250	10/15/29		20	20,102

Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28		100	94,608
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	2.350	11/13/40		10	6,926
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31		10	8,323
Sr. Unsec’d. Notes	4.125	05/15/29		65	61,679

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Broadcom, Inc.,
Gtd. Notes, 144A	2.450%	02/15/31		240	$203,935
Gtd. Notes, 144A	3.500	02/15/41		30	23,936
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		102	83,592
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		65	57,028

Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.500	02/15/32		45	45,443
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		323	270,222
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31		75	65,420
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		60	55,431
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		10	9,071
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		50	47,788

Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.500	04/14/27		235	225,051
Capital One Financial Corp., Sr. Unsec’d. Notes	5.700(ff)	02/01/30		75	75,686
Carnival Holdings Bermuda Ltd., Gtd. Notes, 144A	10.375	05/01/28		100	109,493
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A	4.375	05/29/25	EUR	200	217,705
Sr. Unsec’d. Notes, 144A	4.500	11/29/32	EUR	100	114,373
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		50	42,136
Sr. Unsec’d. Notes, 144A	5.000	02/01/28		75	70,777

CDW LLC/CDW Finance Corp., Gtd. Notes	2.670	12/01/26		100	93,621
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		40	36,630
Gtd. Notes	5.375	03/15/44		40	38,452

Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30		75	77,181
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300	02/01/32		40	31,268
Sr. Sec’d. Notes	3.900	06/01/52		135	88,401
Sr. Sec’d. Notes	6.384	10/23/35		100	100,800

Cigna Group (The), Sr. Unsec’d. Notes	2.400	03/15/30		25	21,831
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)		150	138,475

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	1.462%(ff)	06/09/27	300	$275,551
Sr. Unsec’d. Notes	2.520(ff)	11/03/32	35	28,946
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	100	83,650
Sr. Unsec’d. Notes	3.106(ff)	04/08/26	300	292,421
Sub. Notes	6.174(ff)	05/25/34	35	36,318

CNA Financial Corp., Sr. Unsec’d. Notes	3.900	05/01/29	100	95,643
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33	70	73,498
Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	109	108,627
Corebridge Financial, Inc., Sr. Unsec’d. Notes	3.900	04/05/32	230	207,440
Cox Communications, Inc., Gtd. Notes, 144A	5.450	09/15/28	300	306,322
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	103,267
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32	50	42,927
Sr. Unsec’d. Notes	5.375	11/15/27	25	24,410
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	50	41,180
Gtd. Notes, 144A	4.625	06/01/30	100	88,454
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(f)	6.625	08/15/27(d)	45	3,038
Sec’d. Notes, 144A	5.375	08/15/26(d)	150	10,407

Discovery Communications LLC, Gtd. Notes	5.300	05/15/49	60	51,938
DISH DBS Corp., Gtd. Notes	7.750	07/01/26	100	59,002
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25	37	36,852
Elevance Health, Inc., Sr. Unsec’d. Notes	2.875	09/15/29	100	91,261
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	75	74,634
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	100	96,670
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	50	48,329
Sr. Unsec’d. Notes	6.050	12/01/26	240	246,501

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Energy Transfer LP, (cont’d.)
Sr. Unsec’d. Notes	6.250%	04/15/49		25	$25,929
Sr. Unsec’d. Notes	6.550	12/01/33		30	32,389
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51		15	11,798
Gtd. Notes	4.450	02/15/43		20	18,180

Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.500	05/21/27	EUR	100	102,169
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43		140	115,280
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	5.800	03/05/27		200	201,193
Sr. Unsec’d. Notes	6.798	11/07/28		200	208,822

Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25		75	74,584
General Motors Co., Sr. Unsec’d. Notes	5.150	04/01/38		50	47,279
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	2.700	06/10/31		75	62,627
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		75	73,975
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		130	117,499
Sr. Unsec’d. Notes	1.542(ff)	09/10/27		300	273,666
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		20	16,219
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		195	164,536
Sr. Unsec’d. Notes	4.482(ff)	08/23/28		375	368,883

HCA, Inc., Gtd. Notes	5.250	04/15/25		100	99,898
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		25	24,270
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		25	24,143

Honeywell International, Inc., Sr. Unsec’d. Notes	3.750	05/17/32	EUR	100	111,001
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		50	46,460
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35		210	211,475
Sr. Unsec’d. Notes	6.208(ff)	08/21/29		50	51,664

Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.625	10/15/31		150	124,724

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

JELD-WEN, Inc., Gtd. Notes, 144A	4.875%	12/15/27		50	$47,676
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		200	194,597
Sr. Unsec’d. Notes	2.069(ff)	06/01/29		190	169,315
Sr. Unsec’d. Notes	2.083(ff)	04/22/26		90	86,570
Sr. Unsec’d. Notes	2.545(ff)	11/08/32		90	75,267
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		105	88,958
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		65	61,280
Sr. Unsec’d. Notes	5.012(ff)	01/23/30		300	301,579

Kimco Realty OP LLC, Gtd. Notes	1.900	03/01/28		135	119,521
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29		53	48,116
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26		93	89,321
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32		50	44,835
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28		50	47,862
Marathon Petroleum Corp., Sr. Unsec’d. Notes	6.500	03/01/41		50	54,481
Marriott International, Inc., Sr. Unsec’d. Notes, Series HH	2.850	04/15/31		75	65,068
Masonite International Corp., Gtd. Notes, 144A	3.500	02/15/30		50	43,125
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		75	67,914
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	200	198,775
Sr. Unsec’d. Notes	1.593(ff)	05/04/27		110	101,840
Sr. Unsec’d. Notes	5.173(ff)	01/16/30		180	181,451
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	1,000	53,726
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32		50	40,874
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		180	145,220
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28		25	24,208
Sr. Unsec’d. Notes	4.950	09/01/32		450	439,260
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		15	14,280
Gtd. Notes, 144A	6.000	01/15/27		35	34,468

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
NRG Energy, Inc.,
Gtd. Notes	5.750%	01/15/28		53	$52,445
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		25	26,324

OneMain Finance Corp., Gtd. Notes	4.000	09/15/30		25	21,134
ONEOK, Inc.,
Gtd. Notes	5.550	11/01/26		100	101,689
Gtd. Notes	5.650	11/01/28		65	67,024
Gtd. Notes	6.050	09/01/33		250	262,375

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		25	23,324
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27		75	69,972
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		75	72,464
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		75	77,668
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.300(ff)	01/21/28		25	25,220
Sr. Unsec’d. Notes	6.875(ff)	10/20/34		90	100,221

Post Holdings, Inc., Sr. Unsec’d. Notes, 144A	4.500	09/15/31		50	44,895
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		5	4,497
Sr. Unsec’d. Notes	2.850	12/15/32		5	4,217
Sr. Unsec’d. Notes	4.875	07/06/30	EUR	200	227,284

Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28		60	58,649
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27		180	181,250
Southwestern Energy Co., Gtd. Notes	5.375	02/01/29		75	73,372
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		25	22,718
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	104,286
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		50	49,672

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	01/15/28		50	$47,804
Targa Resources Corp., Gtd. Notes	4.200	02/01/33		40	36,569
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		25	25,001
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		10	9,551

Tenet Healthcare Corp., Gtd. Notes	6.125	10/01/28		50	49,709
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.650	11/21/34	EUR	100	110,742
T-Mobile USA, Inc.,
Gtd. Notes	4.375	04/15/40		30	27,062
Gtd. Notes	4.500	04/15/50		40	34,995

Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28		50	49,309
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30		120	121,061
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34		25	25,560
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29		90	97,137

U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		200	173,248
UGI International LLC, Gtd. Notes, 144A	2.500	12/01/29	EUR	150	143,072
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33		21	17,753
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		60	57,932
Sr. Sec’d. Notes, 144A	4.625	04/15/29		10	9,263

United Rentals North America, Inc., Gtd. Notes	5.250	01/15/30		60	58,947
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28		30	30,504
US Bancorp, Sr. Unsec’d. Notes	5.384(ff)	01/23/30		130	131,508
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29		125	115,321
Ventas Realty LP, Gtd. Notes	2.500	09/01/31		130	106,892
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		5	4,467

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Venture Global Calcasieu Pass LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	4.125%	08/15/31		5	$4,426
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.550	03/21/31		31	26,650
Sr. Unsec’d. Notes	2.650	11/20/40		45	32,217
Sr. Unsec’d. Notes	3.400	03/22/41		20	15,812
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		110	83,235
Gtd. Notes	4.000	06/22/50		10	7,073

VICI Properties LP, Sr. Unsec’d. Notes	4.950	02/15/30		160	155,181
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		25	24,363
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		125	125,444
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		45	43,586
Gtd. Notes, 144A	5.625	02/15/27		75	73,953
Warnermedia Holdings, Inc.,
Gtd. Notes	3.755	03/15/27		100	96,051
Gtd. Notes	5.050	03/15/42		65	57,623
Gtd. Notes	5.141	03/15/52		130	111,871
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26		85	82,120
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30		130	115,754
Sr. Unsec’d. Notes, MTN	5.198(ff)	01/23/30		240	241,722
Welltower OP LLC,
Gtd. Notes	2.050	01/15/29		50	43,920
Gtd. Notes	3.100	01/15/30		70	63,392

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.500	10/15/51		30	21,690
WPC Eurobond BV, Gtd. Notes	0.950	06/01/30	EUR	100	89,669
XPO, Inc., Gtd. Notes, 144A	7.125	02/01/32		25	25,499
					17,625,624

Total Corporate Bonds (cost $42,316,947)					39,468,909

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans 0.0%
Jamaica 0.0%
Digicel International Finance Ltd., Term Loan, 3 Month SOFR + 6.750%	12.063%(c)	05/29/27	10	$9,322
United States 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	12.775(c)	05/25/26	5	5,040
Second Lien Term Loan	8.175(c)	08/24/26	149	9,691
				14,731

Total Floating Rate and Other Loans (cost $70,269)				24,053
Municipal Bond 0.1%
Puerto Rico
Commonwealth of Puerto Rico, General Obligation, Sub-Series C (cost $150,612)	0.000(cc)	11/01/43	265	147,115
Residential Mortgage-Backed Securities 1.9%
United States
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.595(c)	03/25/42	25	27,826
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.595(c)	03/25/42	20	21,649
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.444(c)	06/25/43	100	105,168
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	8.045(c)	07/25/43	100	103,914
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.845(c)	10/25/43	30	31,004

Eagle Re Ltd., Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.345(c)	09/26/33	150	150,494
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	9.345(c)	11/25/50	35	38,691
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	7.945(c)	11/25/50	74	75,450

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.995%(c)	01/25/51	10	$10,406
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	7.145(c)	01/25/51	52	52,984
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.845(c)	10/25/33	45	49,416
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.445(c)	10/25/33	110	111,307
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.995(c)	01/25/34	12	12,250
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.445(c)	09/25/41	70	70,304
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.195(c)	01/25/42	100	100,188
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.245(c)	04/25/42	140	145,250

GCAT Asset-Backed Notes, Series 2021-01, Class A1, 144A	2.487	11/25/49	126	120,310
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858	09/25/59	47	46,684
Series 2020-GS01, Class A1, 144A	6.882	10/25/59	59	58,801

MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	142	126,133
Oaktown Re VII Ltd., Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.945(c)	04/25/34	174	174,265
PMT Credit Risk Transfer Trust, Series 2023-01R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)	9.743(c)	03/27/25	183	185,488
PNMAC GMSR Issuer Trust, Series 2018-GT02, Class A, 144A, 1 Month SOFR + 3.515% (Cap N/A, Floor 0.115%)	8.851(c)	08/25/25	65	65,712
Radnor Re Ltd., Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.045(c)	07/25/33	150	151,107

Total Residential Mortgage-Backed Securities (cost $2,018,825)				2,034,801

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds 21.3%
Andorra 0.2%
Andorra International Bond, Sr. Unsec’d. Notes, EMTN	1.250%	05/06/31	EUR	200	$184,173
Austria 0.2%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	280	228,124
Brazil 0.8%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		846	833,545
Bulgaria 0.3%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes	1.375	09/23/50	EUR	100	65,112
Sr. Unsec’d. Notes	4.125	09/23/29	EUR	100	110,907
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	100	99,019
					275,038
Canada 0.1%
Province of British Columbia, Unsec’d. Notes	2.950	06/18/50	CAD	65	38,582
Province of Nova Scotia, Unsec’d. Notes	3.450	06/01/45	CAD	50	32,353
Province of Saskatchewan, Unsec’d. Notes	3.300	06/02/48	CAD	100	63,142
					134,077
Chile 0.1%
Chile Government International Bond, Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	112,629
China 0.8%
China Government Bond,
Sr. Unsec’d. Notes	3.600	06/27/28	CNH	2,000	288,632
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	1,500	228,992
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	500	75,886
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	500	81,766

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China (cont’d.)

China Government International Bond, Sr. Unsec’d. Notes	0.250%	11/25/30	EUR	100	$89,450
Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	1,000	139,815
					904,541
Colombia 0.8%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		200	165,600
Sr. Unsec’d. Notes	9.850	06/28/27	COP	200,000	49,147
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	600	635,452
					850,199
Croatia 0.4%
Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125	06/19/29	EUR	200	195,931
Sr. Unsec’d. Notes	1.125	03/04/33	EUR	300	270,513
					466,444
Cyprus 0.8%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.625	01/21/30	EUR	100	94,443
Sr. Unsec’d. Notes, EMTN	0.950	01/20/32	EUR	300	276,700
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	20	15,434
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	100	105,623
Sr. Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	100	107,599
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	207,283
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	30	26,609
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	50	55,246
					888,937
Denmark 0.0%
Denmark Government Bond, Bonds, Series 30YR	0.250	11/15/52	DKK	300	23,828
Dominican Republic 0.1%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.950	01/25/27		100	100,050

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Estonia 0.2%
Estonia Government International Bond, Sr. Unsec’d. Notes	4.000%	10/12/32	EUR	200	$228,825
France 0.1%
Caisse Francaise de Financement Local, Covered Bonds, EMTN	4.680	03/09/29	CAD	200	150,340
Germany 0.2%
Bundesrepublik Deutschland Bundesanleihe,
Bonds(k)	0.000	08/15/31	EUR	100	92,938
Bonds	1.700	08/15/32	EUR	110	115,485
					208,423
Greece 2.2%
Hellenic Republic Government Bond,
Bonds	4.300	02/24/24	EUR	21	22,025
Bonds	4.300	02/24/25	EUR	13	14,130
Bonds	4.300	02/24/26	EUR	34	36,213
Bonds	4.300	02/24/27	EUR	145	156,371
Bonds	4.300	02/24/28	EUR	42	45,144
Bonds	4.300	02/24/29	EUR	25	27,101
Bonds	4.300	02/24/30	EUR	10	10,809
Bonds	4.300	02/24/31	EUR	23	24,792
Bonds	4.300	02/24/32	EUR	24	25,745
Bonds	4.300	02/24/33	EUR	46	48,775
Bonds	4.300	02/24/34	EUR	22	23,285
Bonds	4.300	02/24/35	EUR	33	34,897
Bonds	4.300	02/24/36	EUR	24	24,675
Bonds	4.300	02/24/37	EUR	16	16,992
Bonds	4.300	02/24/38	EUR	15	15,899
Bonds	4.300	02/24/39	EUR	23	24,194
Bonds	4.300	02/24/40	EUR	23	22,278
Bonds	4.300	02/24/41	EUR	23	22,007
Bonds	4.300	02/24/42	EUR	37	38,768
Bonds, 144A	0.750	06/18/31	EUR	500	460,239
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	1,019	948,792
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	345	258,661

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	55	65,204
					2,366,996

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hong Kong 0.3%
Airport Authority, Sr. Unsec’d. Notes, 144A	2.500%	01/12/32		245	$210,166
Hong Kong Government International Bond, Sr. Unsec’d. Notes, GMTN	1.000	11/24/41	EUR	200	141,572
					351,738
Hungary 0.3%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	10/10/27	EUR	100	100,944
Sr. Unsec’d. Notes	1.750	06/05/35	EUR	100	80,917
Sr. Unsec’d. Notes, 144A	2.125	09/22/31		200	159,000
					340,861
Iceland 0.1%
Iceland Government International Bond, Sr. Unsec’d. Notes	0.000	04/15/28	EUR	100	94,574
India 0.1%
Export-Import Bank of India, Sr. Unsec’d. Notes, EMTN	3.450	06/25/26	CNH	1,000	138,074
Indonesia 1.2%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	100	99,424
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	300	256,126
Sr. Unsec’d. Notes	1.300	03/23/34	EUR	300	254,100
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	101,991
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	210,146
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	100	107,116
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	216,951
					1,245,854
Israel 0.4%
Israel Government Bond - Fixed, Bonds, Series 0537	1.500	05/31/37	ILS	300	57,556
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	99,726
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	270	256,824
					414,106

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Italy 2.6%
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, Series 10Y, 144A	0.950%	12/01/31	EUR	100	$89,884
Sr. Unsec’d. Notes, Series 16YR, 144A	1.450	03/01/36	EUR	250	207,527
Sr. Unsec’d. Notes, Series 21YR, 144A	1.800	03/01/41	EUR	715	554,474
Sr. Unsec’d. Notes, Series 26YR, 144A	3.350	03/01/35	EUR	335	347,169
Sr. Unsec’d. Notes, Series 31Y, 144A	1.700	09/01/51	EUR	150	98,230
Sr. Unsec’d. Notes, Series 50YR, 144A	2.800	03/01/67	EUR	105	81,985

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	167	162,539
Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.737(n)	02/20/31	EUR	85	71,721
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		200	179,341
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	300	351,696
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	57,955
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	100	131,505
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	350	379,456
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		100	100,073
					2,813,555
Kazakhstan 0.3%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.600	09/30/26	EUR	200	200,267
Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	115	119,076
					319,343
Latvia 0.3%
Latvia Government International Bond, Sr. Unsec’d. Notes, GMTN	0.250	01/23/30	EUR	300	270,284
Lithuania 0.2%
Lithuania Government International Bond, Sr. Unsec’d. Notes, EMTN	2.125	10/22/35	EUR	200	188,258
Mexico 1.1%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.375	02/11/30	EUR	100	98,479
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	200	169,940
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	100	99,911

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico (cont’d.)
Mexico Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, GMTN	6.750%	02/06/24	GBP	100	$126,705
Sr. Unsec’d. Notes, Series 19	1.440	07/24/24	JPY	100,000	681,094
					1,176,129
New Zealand 0.1%
New Zealand Local Government Funding Agency Bond, Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	100	53,446
Panama 0.3%
Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30		200	167,100
Sr. Unsec’d. Notes	3.875	03/17/28		200	182,600
					349,700
Peru 0.4%
Peru Government Bond, Sr. Unsec’d. Notes	6.150	08/12/32	PEN	30	7,737
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	105	88,793
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	300	318,212
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	100	26,528
					441,270
Philippines 0.5%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	500	470,023
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	100	75,244
					545,267
Portugal 0.9%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	0.300	10/17/31	EUR	200	181,134
Sr. Unsec’d. Notes, 144A	0.900	10/12/35	EUR	150	128,378
Sr. Unsec’d. Notes, 144A	1.000	04/12/52	EUR	260	156,836
Sr. Unsec’d. Notes, 144A	1.150	04/11/42	EUR	85	64,459
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	195	232,375

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Portugal (cont’d.)
Portugal Obrigacoes do Tesouro OT, (cont’d.)
Sr. Unsec’d. Notes, 144A	4.100%	02/15/45	EUR	135	$160,342
Sr. Unsec’d. Notes, Series 15YR, 144A	2.250	04/18/34	EUR	50	51,005
					974,529
Qatar 0.2%
Qatar Government International Bond, Sr. Unsec’d. Notes, 144A	3.400	04/16/25		200	196,000
Romania 0.5%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.125	03/07/28	EUR	180	177,262
Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	200	176,640
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	45,930
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	91,762
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	50	43,517
					535,111
Saudi Arabia 0.3%
Saudi Government International Bond, Sr. Unsec’d. Notes	2.000	07/09/39	EUR	425	346,770
Serbia 0.7%
Serbia International Bond,
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	79,297
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	250	258,017
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		200	159,500
Sr. Unsec’d. Notes, EMTN	2.050	09/23/36	EUR	300	224,110
					720,924
Singapore 0.0%
Singapore Government Bond, Bonds	2.750	03/01/46	SGD	40	29,048
Slovakia 0.1%
Slovakia Government Bond, Unsec’d. Notes, Series 242	0.375	04/21/36	EUR	200	147,366

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Slovenia 0.8%
Slovenia Government Bond, Unsec’d. Notes, Series RS86	0.000%	02/12/31	EUR	300	$265,654
Slovenia Government International Bond, Bonds, 144A	5.000	09/19/33		600	611,016
					876,670
South Korea 0.1%
Export-Import Bank of Korea, Sr. Unsec’d. Notes, EMTN	3.625	09/18/27	EUR	100	109,956
Spain 1.3%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.220	04/26/35	EUR	100	109,203
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	50	59,570
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	35	33,000
Sr. Unsec’d. Notes, 144A	0.500	10/31/31	EUR	250	226,042
Sr. Unsec’d. Notes, 144A	0.850	07/30/37	EUR	110	86,453
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	190	112,000
Sr. Unsec’d. Notes, 144A	1.850	07/30/35	EUR	285	267,670
Sr. Unsec’d. Notes, 144A	3.450	07/30/43	EUR	300	314,971
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	58,832

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	130,703
					1,398,444
Ukraine 0.1%
Ukraine Government International Bond, Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	281	63,468
United Arab Emirates 0.2%
UAE International Government Bond, Sr. Unsec’d. Notes, 144A, MTN	2.000	10/19/31		205	171,944
United Kingdom 0.6%
Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	100	132,519
Unsec’d. Notes	5.625	03/29/30	GBP	100	134,792

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
United Kingdom (cont’d.)

United Kingdom Gilt, Bonds	4.250%	12/07/46	GBP	330	$406,725
					674,036
Uruguay 0.0%
Uruguay Government International Bond, Sr. Unsec’d. Notes	4.375	10/27/27		39	39,368

Total Sovereign Bonds (cost $27,110,231)					22,982,262
U.S. Government Agency Obligations 0.1%
Federal Home Loan Bank	3.280	03/28/29	USD	9	8,110
Tennessee Valley Authority Sr. Unsec’d. Notes	5.625	06/07/32	GBP	100	133,827

Total U.S. Government Agency Obligations (cost $191,294)					141,937
U.S. Treasury Obligations 15.6%
U.S. Treasury Bonds(k)	1.875	02/15/41		2,255	1,596,470
U.S. Treasury Bonds(k)	2.375	05/15/51		145	100,322
U.S. Treasury Bonds(k)	2.750	08/15/47		280	213,544
U.S. Treasury Bonds	3.000	02/15/47		1,650	1,322,836
U.S. Treasury Bonds	3.000	08/15/48		2,040	1,622,119
U.S. Treasury Bonds	3.250	05/15/42		750	648,750
U.S. Treasury Bonds	3.875	05/15/43		600	563,812
U.S. Treasury Bonds(k)	4.375	08/15/43		2,635	2,654,351
U.S. Treasury Notes(k)	1.125	02/15/31		1,490	1,242,986
U.S. Treasury Notes	2.750	08/15/32		1,280	1,169,800
U.S. Treasury Notes	4.875	11/30/25		3,956	3,996,950
U.S. Treasury Notes	5.000	08/31/25		500	504,609
U.S. Treasury Notes	5.000	09/30/25		1,215	1,227,482

Total U.S. Treasury Obligations (cost $17,232,026)					16,864,031

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stock 0.0%
Jamaica
Digicel International Finance Ltd.* (cost $12,000)	9,899	$17,819
Preferred Stock 0.0%
Jamaica
Digicel International Finance Ltd. *^ (cost $27,720)	3,189	31,890
Unaffiliated Exchange-Traded Funds 1.0%
iShares Floating Rate Bond ETF	13,700	697,878
iShares Preferred & Income Securities ETF	10,000	320,600

Total Unaffiliated Exchange-Traded Funds (cost $1,011,465)		1,018,478

Total Long-Term Investments (cost $113,998,199)		106,033,855

Short-Term Investment 0.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.560%) (cost $928,651)(wb)	928,651	928,651

TOTAL INVESTMENTS 99.0% (cost $114,926,850)		106,962,506
Other assets in excess of liabilities(z) 1.0%		1,128,283

Net Assets 100.0%		$108,090,789

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
BUBOR—Budapest Interbank Offered Rate
CDOR—Canadian Dollar Offered Rate
CDX—Credit Derivative Index
CIBOR—Copenhagen Interbank Offered Rate
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CME—Chicago Mercantile Exchange
CORRA—Canadian Overnight Repo Rate Average
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HICP—Harmonised Index of Consumer Prices
HSBC—HSBC Bank PLC
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
OTC—Over-the-counter
PIK—Payment-in-Kind

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SARON—Swiss Average Rate Overnight
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
SSB—State Street Bank & Trust Company
STIBOR—Stockholm Interbank Offered Rate
T—Swap payment upon termination
TAIBOR—Taiwan Interbank Offered Rate
THOR—Thai Overnight Repurchase Rate
TONAR—Tokyo Overnight Average Rate
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $79,292 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $—. The aggregate value of $3,038 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
18	3 Month CME SOFR	Jun. 2024	$4,271,175	$(1,444)
18	3 Month CME SOFR	Sep. 2024	4,292,550	99
18	3 Month CME SOFR	Dec. 2024	4,311,675	753

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Futures contracts outstanding at January 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
47	2 Year U.S. Treasury Notes	Mar. 2024	$9,665,844	$(323)
3	5 Year Euro-Bobl	Mar. 2024	384,286	1,532
15	10 Year U.S. Treasury Notes	Mar. 2024	1,684,922	9,511
27	10 Year U.S. Ultra Treasury Notes	Mar. 2024	3,155,625	6,619
				16,747
Short Positions:
59	3 Month CME SOFR	Mar. 2024	13,960,138	(2,689)
15	3 Month CME SOFR	Mar. 2025	3,606,563	(1,022)
15	3 Month CME SOFR	Jun. 2025	3,617,250	(524)
15	3 Month CME SOFR	Sep. 2025	3,624,563	(232)
15	3 Month CME SOFR	Dec. 2025	3,628,688	(335)
29	5 Year U.S. Treasury Notes	Mar. 2024	3,143,328	(8,393)
21	10 Year Euro-Bund	Mar. 2024	3,083,075	(62,519)
22	20 Year U.S. Treasury Bonds	Mar. 2024	2,691,563	(121,890)
32	British Pound Currency	Mar. 2024	2,543,000	(1,270)
113	Euro Currency	Mar. 2024	15,340,456	88,035
11	Euro Schatz Index	Mar. 2024	1,262,355	(3,872)
				(114,711)
				$(97,964)
Forward foreign currency exchange contracts outstanding at January 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 02/02/24	CITI	AUD	375	$246,910	$246,178	$—	$(732)
British Pound,
Expiring 02/02/24	BNYM	GBP	1,271	1,614,694	1,610,905	—	(3,789)
Euro,
Expiring 02/02/24	JPM	EUR	10,017	10,894,568	10,826,744	—	(67,824)
Expiring 02/02/24	SSB	EUR	195	212,089	210,983	—	(1,106)
Expiring 03/04/24	BARC	EUR	191	207,862	206,822	—	(1,040)
Hungarian Forint,
Expiring 04/19/24	BOA	HUF	71,672	203,835	200,413	—	(3,422)
Japanese Yen,
Expiring 02/02/24	MSI	JPY	92,317	625,862	627,432	1,570	—
Expiring 04/19/24	BOA	JPY	36,828	258,000	253,342	—	(4,658)
Norwegian Krone,
Expiring 04/19/24	CITI	NOK	553	53,227	52,670	—	(557)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 04/19/24	HSBC	PLN	912	$226,092	$227,534	$1,442	$—
South Korean Won,
Expiring 03/20/24	BARC	KRW	192,755	146,982	144,836	—	(2,146)
Swiss Franc,
Expiring 04/19/24	BNP	CHF	32	37,417	37,029	—	(388)
				$14,727,538	$14,644,888	3,012	(85,662)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 02/02/24	CITI	AUD	375	$252,164	$246,178	$5,986	$—
Expiring 03/04/24	CITI	AUD	375	247,151	246,442	709	—
British Pound,
Expiring 02/02/24	BNYM	GBP	1,271	1,615,530	1,610,905	4,625	—
Expiring 03/04/24	BNYM	GBP	1,271	1,614,986	1,611,322	3,664	—
Canadian Dollar,
Expiring 04/19/24	BNP	CAD	574	426,998	427,266	—	(268)
Chinese Renminbi,
Expiring 04/24/24	MSI	CNH	23,183	3,246,453	3,243,139	3,314	—
Expiring 04/24/24	MSI	CNH	959	134,401	134,174	227	—
Colombian Peso,
Expiring 03/20/24	MSI	COP	273,723	67,820	69,661	—	(1,841)
Euro,
Expiring 02/02/24	JPM	EUR	10,213	11,189,836	11,037,727	152,109	—
Expiring 03/04/24	JPM	EUR	10,017	10,907,915	10,841,591	66,324	—
Expiring 04/19/24	MSI	EUR	202	220,647	218,936	1,711	—
Expiring 04/19/24	MSI	EUR	154	168,797	167,505	1,292	—
Israeli Shekel,
Expiring 03/20/24	CITI	ILS	167	45,161	45,764	—	(603)
Japanese Yen,
Expiring 02/02/24	CITI	JPY	92,317	640,826	627,431	13,395	—
Expiring 03/04/24	MSI	JPY	92,317	628,863	630,663	—	(1,800)
Mexican Peso,
Expiring 03/20/24	HSBC	MXN	3,835	219,317	220,962	—	(1,645)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 03/20/24	BNYM	SGD	41	$30,310	$30,267	$43	$—
				$31,657,175	$31,409,933	253,399	(6,157)
						$256,411	$(91,819)
Credit default swap agreements outstanding at January 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)		134	$8,922	$10,295	$(1,373)	HSBC
Gazprom PAO	06/20/24	1.000%(Q)		121	8,057	14,895	(6,838)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		115	(800)	2,404	(3,204)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	70	(1,725)	(2,055)	330	BARC
Republic of South Africa	12/20/28	1.000%(Q)		400	21,454	37,390	(15,936)	MSI
					$35,908	$62,929	$(27,021)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
DP World PLC	12/20/24	1.000%(Q)	100	0.574%	$491	$83	$408	BARC
Emirate of Abu Dhabi	06/20/24	1.000%(Q)	110	0.130%	500	365	135	BNP
Generalitat de Catalunya	12/20/25	1.000%(Q)	100	0.245%	1,493	(360)	1,853	DB
Halliburton Co.	12/20/26	1.000%(Q)	50	0.317%	991	277	714	GSI
Hellenic Republic	12/20/31	1.000%(Q)	140	1.022%	(39)	(3,370)	3,331	BARC
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	740	0.155%	315	96	219	BOA
Kingdom of Spain	06/20/25	1.000%(Q)	1,000	0.149%	12,685	(2,553)	15,238	BOA
Kingdom of Spain	06/20/25	1.000%(Q)	170	0.149%	2,156	(453)	2,609	BOA
Kingdom of Spain	06/20/25	1.000%(Q)	15	0.149%	190	54	136	BARC

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Estonia	12/20/26	1.000%(Q)		50	0.421%	$849	$273	$576	JPM
Republic of Italy	06/20/30	1.000%(Q)		100	0.986%	198	(1,837)	2,035	BARC
Republic of Panama	12/20/26	1.000%(Q)		45	1.403%	(432)	75	(507)	CITI
Republic of Poland	06/20/24	1.000%(Q)		145	0.136%	655	43	612	BNP
U.S. Treasury Notes	06/20/24	0.250%(Q)	EUR	245	0.214%	116	(149)	265	BNP
Verizon Communications, Inc.	06/20/26	1.000%(Q)		170	0.505%	2,110	1,700	410	GSI
						$22,278	$(5,756)	$28,034

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	8,895	3.607%	$88,773	$546,865	$458,092
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	2,880	0.564%	53,019	58,649	5,630
					$141,792	$605,514	$463,722
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at January 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreement:
EUR	435	01/15/29	2.012%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$—	$(585)	$(585)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	970	02/19/31	1.398%(S)	6 Month BBSW(2)(S)/ 4.435%	$(2,360)	$(113,758)	$(111,398)
AUD	225	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.435%	(18,390)	(17,805)	585
AUD	85	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.435%	(9,406)	(9,506)	(100)
CAD	1,230	04/03/25	0.970%(S)	3 Month CDOR(2)(S)/ 5.395%	(1,424)	(53,785)	(52,361)
CAD	455	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/ 5.070%	3,714	588	(3,126)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	80	12/03/28	2.600%(S)	3 Month CDOR(2)(S)/ 5.395%	$398	$(3,288)	$(3,686)
CAD	340	12/03/29	2.650%(S)	3 Month CDOR(2)(S)/ 5.395%	(12,274)	(14,991)	(2,717)
CAD	70	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 5.070%	835	234	(601)
CAD	315	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 5.070%	(5,604)	1,493	7,097
CAD	60	12/03/32	2.700%(S)	3 Month CDOR(2)(S)/ 5.395%	(2,428)	(3,538)	(1,110)
CAD	50	01/09/38	2.720%(S)	3 Month CDOR(2)(S)/ 5.395%	(1)	(4,417)	(4,416)
CAD	120	12/03/40	2.800%(S)	3 Month CDOR(2)(S)/ 5.395%	15,389	(11,897)	(27,286)
CAD	60	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 5.070%	(3,770)	291	4,061
CAD	50	05/30/47	2.240%(S)	3 Month CDOR(2)(S)/ 5.395%	(1,361)	(9,176)	(7,815)
CAD	295	12/03/51	2.800%(S)	3 Month CDOR(2)(S)/ 5.395%	(28,146)	(34,233)	(6,087)
CAD	105	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 5.070%	(4,784)	53	4,837
CHF	70	04/03/28	0.410%(A)	1 Day SARON(2)(S)/ 1.698%	(194)	(2,594)	(2,400)
CHF	130	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ 1.698%	(435)	(7,839)	(7,404)
CHF	300	05/08/31	2.000%(A)	1 Day SARON(2)(A)/ 1.698%	15,607	22,279	6,672
CHF	40	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ 1.698%	(202)	(2,390)	(2,188)
CHF	100	12/15/41	0.025%(A)	1 Day SARON(2)(A)/ 1.698%	(19,374)	(24,870)	(5,496)
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)/ 7.250%	—	(2,208)	(2,208)
CLP	190,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(3,225)	(3,225)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	76,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 7.250%	$—	$(3,859)	$(3,859)
CLP	157,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(7,818)	(7,818)
CNH	700	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	(1)	151	152
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	—	390	390
CNH	1,440	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	—	877	877
CNH	2,220	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	(3)	1,171	1,174
CNH	1,500	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	(1)	1,263	1,264
CNH	1,500	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	(1)	1,335	1,336
CNH	1,680	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	(5)	2,467	2,472
CNH	1,200	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	—	1,197	1,197
CNH	2,800	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	3	2,009	2,006
CNH	5,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	(2)	3,313	3,315
CNH	3,200	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	(4)	4,610	4,614
CNH	5,910	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	5	9,901	9,896
CNH	5,280	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	(9)	13,787	13,796

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	7,230	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	$—	$12,054	$12,054
CNH	2,000	01/09/28	2.757%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	(74)	7,397	7,471
CNH	4,750	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	—	23,152	23,152
CNH	1,925	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	—	7,655	7,655
CNH	15,660	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	22,674	46,165	23,491
CNH	5,400	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	—	11,761	11,761
CZK	5,145	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)/ 6.150%	—	(39,796)	(39,796)
DKK	500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.933%	(3,056)	(6,230)	(3,174)
EUR	5,485	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.835%	—	(220,920)	(220,920)
EUR	3,245	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.835%	—	(136,683)	(136,683)
EUR	200	05/11/25	0.100%(A)	1 Day EuroSTR(1)(A)/ 3.894%	692	13,615	12,923
EUR	350	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)/ 3.835%	—	(58,933)	(58,933)
EUR	342	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 3.894%	(125)	(62,557)	(62,432)
EUR	100	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/ 3.894%	683	13,552	12,869

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/ 3.835%	$4,023	$(26,410)	$(30,433)
EUR	820	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.835%	—	42,144	42,144
EUR	430	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/ 3.835%	(7,142)	(60,231)	(53,089)
EUR	590	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.835%	—	(33,284)	(33,284)
EUR	150	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.835%	—	25,173	25,173
EUR	150	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.905%	—	(26,185)	(26,185)
EUR	364	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.835%	—	59,253	59,253
EUR	364	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.905%	—	(61,751)	(61,751)
EUR	570	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.835%	—	63,963	63,963
EUR	570	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.905%	—	(67,222)	(67,222)
EUR	400	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.835%	332	(23,967)	(24,299)
EUR	400	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.905%	(200)	28,837	29,037
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/ 3.835%	5,352	(24,745)	(30,097)
GBP	200	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 5.188%	(14,051)	(18,713)	(4,662)
GBP	35	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 5.188%	5,939	7,354	1,415

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	155	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 5.188%	$(47,398)	$(55,675)	$(8,277)
GBP	220	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 5.188%	(75,995)	(83,709)	(7,714)
GBP	225	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 5.188%	45,984	(114,636)	(160,620)
GBP	170	05/08/47	1.250%(A)	1 Day SONIA(2)(A)/ 5.188%	(32,480)	(88,992)	(56,512)
GBP	190	05/08/48	1.250%(A)	1 Day SONIA(2)(A)/ 5.188%	(96,152)	(101,541)	(5,389)
GBP	35	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/ 5.188%	—	(26,120)	(26,120)
GBP	60	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/ 5.188%	(3,574)	(34,807)	(31,233)
GBP	140	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 5.188%	(73,465)	(83,430)	(9,965)
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)/ 8.760%	—	(18,465)	(18,465)
JPY	130,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ (0.011)%	—	2,609	2,609
JPY	179,000	04/08/26	0.018%(S)	1 Day TONAR(2)(S)/ (0.011)%	7	(7,768)	(7,775)
JPY	59,000	12/18/27	0.290%(S)	1 Day TONAR(2)(S)/ (0.011)%	(450)	(2,702)	(2,252)
JPY	110,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.011)%	(11,902)	(16,975)	(5,073)
JPY	119,700	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ (0.011)%	—	(6,077)	(6,077)
JPY	163,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/ (0.011)%	5	(28,531)	(28,536)
JPY	25,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.011)%	(3,080)	(5,508)	(2,428)
JPY	85,000	07/08/30	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.011)%	(19,192)	(25,325)	(6,133)
JPY	60,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ (0.011)%	(16,477)	(21,510)	(5,033)
JPY	130,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)/ (0.011)%	(9,340)	(54,503)	(45,163)
JPY	53,000	12/18/32	0.516%(S)	1 Day TONAR(2)(S)/ (0.011)%	(899)	(11,628)	(10,729)
JPY	115,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ (0.011)%	(58,233)	(54,903)	3,330

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	111,500	12/18/37	0.715%(S)	1 Day TONAR(2)(S)/ (0.011)%	$(2,824)	$(47,589)	$(44,765)
JPY	57,555	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/ (0.011)%	(1,410)	(22,751)	(21,341)
JPY	11,780	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/ (0.011)%	(6)	(7,155)	(7,149)
JPY	10,000	10/04/39	0.203%(S)	1 Day TONAR(2)(S)/ (0.011)%	(24)	(10,744)	(10,720)
JPY	21,500	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/ (0.011)%	(11)	(13,818)	(13,807)
JPY	20,000	02/06/40	0.223%(S)	1 Day TONAR(2)(S)/ (0.011)%	(105)	(21,784)	(21,679)
JPY	25,000	07/08/42	0.300%(A)	1 Day TONAR(2)(A)/ (0.011)%	(17,873)	(29,754)	(11,881)
JPY	5,000	07/04/43	0.763%(S)	1 Day TONAR(2)(S)/ (0.011)%	(129)	(4,063)	(3,934)
JPY	45,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ (0.011)%	(44,591)	(57,806)	(13,215)
JPY	38,600	07/08/45	0.350%(A)	1 Day TONAR(2)(A)/ (0.011)%	(41,658)	(53,933)	(12,275)
JPY	91,700	12/18/47	0.918%(S)	1 Day TONAR(2)(S)/ (0.011)%	(3,154)	(80,925)	(77,771)
JPY	75,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ (0.011)%	(91,231)	(111,510)	(20,279)
JPY	25,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/ (0.011)%	(38,810)	(38,861)	(51)
JPY	30,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ (0.011)%	(25,050)	(52,252)	(27,202)
KRW	761,000	08/04/24	3.145%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	—	(2,460)	(2,460)
KRW	230,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	—	(453)	(453)
KRW	979,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	(19,218)	(38,467)	(19,249)
KRW	118,000	02/13/29	1.780%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	—	(6,214)	(6,214)
KRW	33,500	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	—	(1,773)	(1,773)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	470,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	$(8,702)	$(42,787)	$(34,085)
KRW	461,780	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	(4,561)	(1,697)	2,864
KRW	300,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 3.680%	—	7,814	7,814
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)/ 4.840%	2,755	(8,435)	(11,190)
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)/ 5.670%	—	(9,611)	(9,611)
PLN	890	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)/ 5.850%	14,247	(11,031)	(25,278)
PLN	760	08/30/31	1.765%(A)	6 Month WIBOR(2)(S)/ 5.850%	—	(36,604)	(36,604)
SEK	2,200	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)/ 4.093%	(3,035)	(25,054)	(22,019)
SGD	165	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.484%	864	(13,807)	(14,671)
THB	6,000	07/04/24	1.590%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	(703)	(703)
THB	16,000	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/ 2.483%	(36,588)	(38,117)	(1,529)
TWD	14,600	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.494%	—	567	567
TWD	8,480	07/21/33	1.410%(Q)	3 Month TAIBOR(1)(Q)/ 1.494%	—	2,746	2,746
	12,055	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/ 5.320%	—	(12,386)	(12,386)
	11,440	07/30/24	5.159%(T)	1 Day SOFR(2)(T)/ 5.320%	—	2,622	2,622
	10,265	07/31/24	5.406%(T)	1 Day SOFR(2)(T)/ 5.320%	—	12,695	12,695
	19,100	08/14/24	5.298%(T)	1 Day SOFR(2)(T)/ 5.320%	—	8,000	8,000

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
10,290	10/04/24	5.472%(T)	1 Day SOFR(2)(T)/ 5.320%	$—	$33,511	$33,511
3,604	03/08/25	4.919%(A)	1 Day SOFR(2)(A)/ 5.320%	—	2,828	2,828
1,795	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.320%	—	(32,059)	(32,059)
493	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.320%	—	59,203	59,203
1,265	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 5.320%	—	(13,250)	(13,250)
980	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 5.320%	—	(28,002)	(28,002)
1,100	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 5.320%	—	(24,951)	(24,951)
				$(782,936)	$(2,380,356)	$(1,597,420)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	2,100	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	$5,828	$—	$5,828	MSI
CNH	6,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	8,882	—	8,882	MSI
CNH	2,700	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	7,263	—	7,263	MSI
CNH	3,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.700%	13,584	—	13,584	SCB
MYR	450	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(1,725)	(8)	(1,717)	MSI
MYR	900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(4,302)	(7)	(4,295)	HSBC
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(142)	—	(142)	MSI

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
MYR	790	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	$2,039	$(1)	$2,040	MSI
MYR	200	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	335	(2)	337	CITI
MYR	230	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(429)	(1)	(428)	GSI
					$31,333	$(19)	$31,352

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
ICE Bank of America 1-10 Year US Municipal Securities Index(T)	1 Day SOFR -245bps(T)/ 2.870%	DB	09/21/24	1,000	$27,426	$—	$27,426
U.S. Treasury Bonds(T)	1 Day USOIS +2 bps(T)/ 5.350%	JPM	02/02/24	625	(10,947)	—	(10,947)
					$16,479	$—	$16,479
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).